Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock no par value per share	$ 0	$ 0
Common stock shares issued	12,000,000	12,000,000
Common stock shares outstanding	12,000,000	12,000,000